Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable
Schedule of trade accounts receivable

	Balances	Overdue	Overdue for more	Total	Total
	falling due	up to 90 days	than 90 days	12.31.2022	12.31.2021
Customers
Residential	312,468	172,243	28,385	513,096	858,070
Industrial	115,555	17,612	45,689	178,856	329,910
Commercial	194,959	41,274	24,027	260,260	442,902
Rural	78,099	20,194	3,352	101,645	151,459
Public Entities	36,506	2,200	401	39,107	58,532
Public lighting	28,140	188	-	28,328	55,943
Public service	37,698	952	643	39,293	62,350
Unbilled - captives	462,426	-	-	462,426	948,418
Energy installments plan - captives customers (7.1)	289,821	43,230	70,467	403,518	343,667
Low income subsidy - Eletrobras	28,342	-	-	28,342	17,712
Free consumers	202,525	2,396	3,710	208,631	174,495
Other receivables	64,835	24,866	24,489	114,190	157,526
Bonus for voluntary consumption reduction (7.4)	(2,754)	-	-	(2,754)	(134,890)
	1,848,620	325,155	201,163	2,374,938	3,466,094
Concessionaires, permission holder and trading companies
Bilateral contracts	276,448	1,400	300	278,148	210,632
Regulated contracts	196,603	3,148	5,319	205,070	223,237
CCEE (7.2)	76,962	-	119,665	196,627	467,529
Energy suplies	550,013	4,548	125,284	679,845	901,398
Charges from using transmission grid	508,242	8,499	13,518	530,259	362,070

Gas distribution	123,839	3,440	11,491	138,770	90,465

(-) Expected credit losses (7.3)	(21,001)	(19,893)	(231,049)	(271,943)	(304,601)
	3,009,713	321,749	120,407	3,451,869	4,515,426
Current				3,342,050	4,433,193
Noncurrent				109,819	82,233

Schedule of allowance for doubtful accounts

	Balance as of January 1,2020	Additions/ (Reversals)	Write offs	Other (a)	Balance as of December 31, 2020	Additions/ (Reversals)	Write offs	Other (a)	Balance as of December 31, 2021	Additions/ (Reversals)	Write offs (b)	Balance as of December 31, 2022
Customers
Residential	41,824	65,937	(60,365)	-	47,396	117,928	(115,056)	-	50,268	112,457	(100,199)	62,526
Industrial	97,954	22,487	(31,575)	-	88,866	20,413	(66,848)	-	42,431	(12,993)	3,398	32,836
Commercial	70,925	29,092	(31,294)	-	68,723	35,628	(46,057)	-	58,294	22,510	(48,764)	32,040
Rural	3,389	4,788	(4,240)	-	3,937	6,407	(7,384)	-	2,960	4,327	(3,460)	3,827
Public Entities	4,890	9	(1,815)	-	3,084	184	(2,887)	-	381	116	39	536
Public lighting	3	20	(15)	-	8	11	(8)	-	11	7	-	18
Public service	265	124	(246)	-	143	(16)	(154)	-	(27)	2,254	(277)	1,950
Unbilled - captives customers	1,180	409	-	-	1,589	885	-	-	2,474	(1,487)	-	987
Adjustment to present value	(1,441)	791	-	-	(650)	(854)	-	-	(1,504)	(1,146)	-	(2,650)
	218,989	123,657	(129,550)	-	213,096	180,586	(238,394)	-	155,288	126,045	(149,263)	132,070
Concessionaires, permission holder and trading companies
CCEE (7.2)	119,665	-	-	-	119,665	-	-	-	119,665	-	-	119,665
Concessionaries and permission holder	20,425	392	(284)	-	20,533	1,224	(1,994)	-	19,763	(5,353)	(4,583)	9,827
	140,090	392	(284)	-	140,198	1,224	(1,994)	-	139,428	(5,353)	(4,583)	129,492
Telecommunications	5,149	3,609	(6,260)	(2,498)	-	3,042	(3,153)	111	-	-	-	-
Gas distribution	12,528	238	(509)	-	12,257	(2,611)	239	-	9,885	1,064	(568)	10,381
	376,756	127,896	(136,603)	(2,498)	365,551	182,241	(243,302)	111	304,601	121,756	(154,414)	271,943
(a)	Reclassification to Assets classified as held for sale (Note 39).
(b)	Net losses from recovered invoice balances.